Cover	Jan. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2023
Entity File Number	000-55219
Entity Registrant Name	INCEPTION MINING INC.
Entity Central Index Key	0001416090
Entity Tax Identification Number	35-2302128
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5330 South 900 East
Entity Address, Address Line Two	Suite 280
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84107
City Area Code	(801)
Local Phone Number	312-8113
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false